General and Administrative Expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
General and Administrative Expenses [Line Items]
General and administration expenses	€ 3,279,485	€ 3,226,098	€ 8,342,090	€ 6,805,249
Other general and administrative expenses	800,000	800,000	1,600,000	1,800,000
Personnel Cost [Member]
General and Administrative Expenses [Line Items]
General and administration expenses	1,700,000	1,700,000	4,300,000	3,700,000
Legal, Consulting and Audit Fees [Member]
General and Administrative Expenses [Line Items]
General and administration expenses	€ 800,000	€ 700,000	€ 2,400,000	€ 1,300,000